OTHER FINANCIAL ITEMS, NET - SCHEDULE OF OTHER FINANCIAL ITEMS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Nov. 14, 2018	Oct. 24, 2018	Dec. 31, 2017
Component of Other Income (Expense), Nonoperating [Line Items]
Gains/(losses) on derivative instruments	$ 11,338	$ (225)	$ 34,274	$ (2,134)
Losses on repurchase of 2012 High-Yield Bonds			0	(6,573)
Foreign exchange gain (loss)			671	(3,582)
Other financial items, net	(545)	(1,809)	(1,115)	(14,513)
Total other financial items	10,793	(2,034)	33,159	(16,647)
Derivative liability	0		0				$ 1,618
2012 High-Yield Bonds
Component of Other Income (Expense), Nonoperating [Line Items]
Losses on repurchase of 2012 High-Yield Bonds	0	0	0	(7,876)
Premium paid on repurchase of 2012 High-Yield Bond	0	0	0	(2,820)
Foreign exchange gain (loss)	0	(1,756)	0	(2,808)
Foreign exchange loss from early repurchase of 2012 High-Yield Bonds				2,900
Capital lease obligation and related Restricted Cash
Component of Other Income (Expense), Nonoperating [Line Items]
Foreign exchange gain (loss)	263	(236)	781	(587)
Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Gains/(losses) on derivative instruments	7,523	4,278	26,044	2,852
Earn Out Units
Component of Other Income (Expense), Nonoperating [Line Items]
Gains/(losses) on derivative instruments	2,900	(2,500)	7,400	(2,000)
Cross Currency Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Gains/(losses) on derivative instruments	0	(287)	0	3,177
Reclassification of loss from accumulated other comprehensive loss				5,000
Subsequent Event | Common Stock
Component of Other Income (Expense), Nonoperating [Line Items]
Cash distribution (in dollars per share)					$ 0.4042	$ 0.4042
Net Interest Income (Expense) within Derivative Financial Instruments | Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Gains/(losses) on derivative instruments	915	(1,716)	830	(6,163)
Other Non-Operating Expense
Component of Other Income (Expense), Nonoperating [Line Items]
Foreign exchange gain (loss)	(808)	$ 183	(1,896)	$ (422)
Carrying Value | Level 2 | Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Derivative liability	0		0				(1,618)
Carrying Value | Level 2 | Earn Out Units
Component of Other Income (Expense), Nonoperating [Line Items]
Derivative liability	$ 0		$ 0				$ (7,400)